UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08548

Investment Company Act File Number

Large-Cap Value Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Large-Cap Value Portfolio

September 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.7%

Security	Shares	Value
Aerospace & Defense — 2.8%
United Technologies Corp.	1,029,086	$91,578,363

		$91,578,363

Air Freight & Logistics — 1.2%
C.H. Robinson Worldwide, Inc.(1)	581,941	$39,443,961

		$39,443,961

Automobiles — 0.6%
Harley-Davidson, Inc.(1)	331,655	$18,207,860

		$18,207,860

Banks — 12.7%
Citigroup, Inc.	1,878,009	$93,168,026
JPMorgan Chase & Co.	1,907,745	116,315,213
KeyCorp(1)	4,799,708	62,444,201
PNC Financial Services Group, Inc. (The)	643,364	57,388,069
Wells Fargo & Co.	1,690,259	86,794,800

		$416,110,309

Beverages — 0.6%
Molson Coors Brewing Co., Class B	248,375	$20,620,093

		$20,620,093

Biotechnology — 2.0%
AbbVie, Inc.(1)	609,364	$33,155,495
Gilead Sciences, Inc.	316,276	31,055,141

		$64,210,636

Capital Markets — 6.2%
Affiliated Managers Group, Inc.(2)	166,087	$28,399,216
Credit Suisse Group AG	2,855,425	68,635,379
Goldman Sachs Group, Inc. (The)	263,789	45,835,977
Invesco, Ltd.(1)	1,949,567	60,884,977

		$203,755,549

Chemicals — 3.3%
PPG Industries, Inc.	717,810	$62,944,759
Praxair, Inc.(1)	452,040	46,044,794

		$108,989,553

Diversified Telecommunication Services — 2.0%
Verizon Communications, Inc.	1,549,371	$67,413,132

		$67,413,132

Electric Utilities — 1.8%
NextEra Energy, Inc.(1)	593,524	$57,898,266

		$57,898,266

Electrical Equipment — 0.9%
Hubbell, Inc., Class B(1)	359,152	$30,509,962

		$30,509,962

Energy Equipment & Services — 1.6%
Schlumberger, Ltd.	747,489	$51,554,316

		$51,554,316

Security	Shares	Value
Food & Staples Retailing — 1.8%
Kroger Co. (The)(1)	1,655,377	$59,709,448

		$59,709,448

Food Products — 2.5%
General Mills, Inc.(1)	1,447,657	$81,256,988

		$81,256,988

Health Care Equipment & Supplies — 3.3%
Medtronic PLC(1)	1,170,931	$78,382,121
Zimmer Biomet Holdings, Inc.(1)	302,798	28,441,816

		$106,823,937

Health Care Providers & Services — 1.4%
McKesson Corp.(1)	247,577	$45,809,172

		$45,809,172

Industrial Conglomerates — 5.8%
General Electric Co.(1)	7,569,205	$190,895,350

		$190,895,350

Insurance — 7.0%
ACE, Ltd.(1)	539,338	$55,767,549
Aflac, Inc.(1)	1,366,293	79,422,612
American Financial Group, Inc.	288,816	19,902,310
Prudential PLC	1,792,488	37,815,261
XL Group PLC(1)	1,017,218	36,945,358

		$229,853,090

Internet Software & Services — 1.0%
Google, Inc., Class C(2)	53,267	$32,408,708

		$32,408,708

Life Sciences Tools & Services — 1.1%
Thermo Fisher Scientific, Inc.(1)	304,146	$37,190,973

		$37,190,973

Multi-Utilities — 2.3%
Sempra Energy	769,538	$74,429,715

		$74,429,715

Multiline Retail — 1.0%
Target Corp.(1)	422,980	$33,271,607

		$33,271,607

Oil, Gas & Consumable Fuels — 11.0%
Anadarko Petroleum Corp.	789,595	$47,683,642
Devon Energy Corp.	1,045,708	38,785,310
Exxon Mobil Corp.(1)	1,750,718	130,165,883
Occidental Petroleum Corp.(1)	1,313,541	86,890,737
Phillips 66	414,098	31,819,291
Range Resources Corp.(1)	845,169	27,146,828

		$362,491,691

Pharmaceuticals — 6.8%
Johnson & Johnson(1)	978,464	$91,339,614
Merck & Co., Inc.(1)	1,425,541	70,407,470
Roche Holding AG PC	114,725	30,456,225
Teva Pharmaceutical Industries, Ltd. ADR	569,848	32,173,618

		$224,376,927

Real Estate Investment Trusts (REITs) — 4.4%
Equity Residential	863,617	$64,874,909
Post Properties, Inc.	335,862	19,577,396
Simon Property Group, Inc.	333,617	61,292,115

		$145,744,420

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 3.8%
Intel Corp.(1)	3,609,234	$108,782,313
NXP Semiconductors NV(2)	196,211	17,084,092

		$125,866,405

Software — 4.3%
Microsoft Corp.	1,870,056	$82,768,679
Oracle Corp.(1)	1,645,374	59,430,909

		$142,199,588

Specialty Retail — 0.5%
Home Depot, Inc. (The)	146,327	$16,899,305

		$16,899,305

Technology Hardware, Storage & Peripherals — 1.0%
Hewlett-Packard Co.	1,250,224	$32,018,237

		$32,018,237

Textiles, Apparel & Luxury Goods — 0.5%
Michael Kors Holdings, Ltd.(1)(2)	408,724	$17,264,502

		$17,264,502

Tobacco — 3.5%
Altria Group, Inc.	514,113	$27,967,747
Reynolds American, Inc.	1,942,026	85,973,491

		$113,941,238

Total Common Stocks (identified cost $3,137,241,639)		$3,242,743,301

Short-Term Investments — 2.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.11% (3)(4)	$51,119	$51,118,970
Eaton Vance Cash Reserves Fund, LLC, 0.23% (4)	36,615	36,615,303

Total Short-Term Investments (identified cost $87,734,273)		$87,734,273

Total Investments — 101.4% (identified cost $3,224,975,912)		$3,330,477,574

Other Assets, Less Liabilities — (1.4)%		$(46,504,869)

Net Assets — 100.0%		$3,283,972,705

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

(1)	All or a portion of this security was on loan at September 30, 2015.

(2)	Non-income producing security.

(3)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at September 30, 2015. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At September 30, 2015, the Portfolio loaned securities having a market value of $50,952,512 and received $51,118,970 of cash collateral for the loans.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2015. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2015 were $69,943 and $63,801, respectively.

The Portfolio did not have any open financial instruments at September 30, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,235,587,903

Gross unrealized appreciation	$321,120,888
Gross unrealized depreciation	(226,231,217)

Net unrealized appreciation	$94,889,671

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$85,643,274	$—		$—	$85,643,274
Consumer Staples	275,527,767	—		—	275,527,767
Energy	414,046,007	—		—	414,046,007
Financials	889,012,728	106,450,640		—	995,463,368
Health Care	447,955,420	30,456,225		—	478,411,645
Industrials	352,427,636	—		—	352,427,636
Information Technology	332,492,938	—		—	332,492,938
Materials	108,989,553	—		—	108,989,553
Telecommunication Services	67,413,132	—		—	67,413,132
Utilities	132,327,981	—		—	132,327,981
Total Common Stocks	$3,105,836,436	$136,906,865	*	$—	$3,242,743,301
Short-Term Investments	$—	$87,734,273		$—	$87,734,273
Total Investments	$3,105,836,436	$224,641,138		$—	$3,330,477,574

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2014 whose fair value was determined using Level 3 inputs. At September 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Large-Cap Value Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	November 23, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 23, 2015